CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income	$ 280.8	$ 241.7	$ 274.8
Adjustments to reconcile consolidated net income to net cash provided by operating activities:
Gains Losses On Sales Of Assets	0	26.3	(27.1)
Depreciation and amortization	163.4	164.9	167.8
Stock-based compensation expense	28.0	24.4	21.8
Excess tax benefits from stock-based compensation plans	(1.7)	(1.2)	(3.5)
Deferred income taxes	(26.5)	3.6	0.1
Pension settlement charge	38.7	0	0
Changes in assets and liabilities, excluding effects of acquisitions:
Accounts receivable, net	(17.2)	(26.6)	(3.6)
Prepaid expenses and other current assets	(22.5)	2.4	6.1
Other assets	(4.0)	15.0	(1.4)
Current liabilities, excluding debt	53.3	1.3	(32.4)
Other long-term liabilities, excluding debt	4.0	(43.1)	(50.0)
Cash provided by operating activities	496.3	408.7	352.6
Investing activities:
Capital expenditures	(66.0)	(75.0)	(99.8)
Acquisitions, net of cash acquired	(1,016.4)	(127.4)	(82.6)
Proceeds received from divestitures	2.5	2.5	181.7
Investment in unconsolidated affiliates, net	(3.7)	(4.2)	1.7
Cash (used in) provided by investing activities	(1,083.6)	(204.1)	1.0
Financing activities:
Net short-term borrowings (repayments)	234.1	24.4	(134.0)
Net repayments under long-term revolving credit facilities	0	0	(5.0)
Payments on long-term debt	(15.2)	(16.7)	(20.8)
Proceeds from issuance of long-term debt	499.2	0	0
Treasury stock purchases	(85.1)	(142.3)	(167.5)
Dividends paid to Equifax shareholders	(86.0)	(78.1)	(35.2)
Dividends paid to noncontrolling interests	(4.8)	(5.6)	(5.1)
Proceeds from exercise of stock options	68.3	23.7	29.3
Excess tax benefits from stock-based compensation plans	1.7	1.2	3.5
Other	(5.9)	(2.5)	(0.5)
Cash provided by (used in) financing activities	606.3	(195.9)	(335.3)
Effect of foreign currency exchange rates on cash and cash equivalents	0.1	(0.4)	(2.0)
Increase in cash and cash equivalents	19.1	8.3	16.3
Cash and cash equivalents, beginning of period	127.7	119.4	103.1
Cash and cash equivalents, end of period	$ 146.8	$ 127.7	$ 119.4